Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade And Other Payables [Abstract]
Summary of Unsecured Liabilities

	June 30,
	2022	2021

Trade payables	$3,847,509	$1,823,898
Sundry payables and accrued expenses	5,632,150	2,532,658
Total	$9,479,659	$4,356,556